KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.8%
	Automotive: Parts and Accessories — 1.1%
24,853	Autoliv Inc.	$2,097,842

	Banking — 2.3%
97,960	Associated Banc-Corp.	2,159,038
124,718	Umpqua Holdings Corp.	2,207,509

		4,366,547

	Broadcasting — 0.8%
12,800	Nexstar Media Group Inc., Cl. A	1,500,800

	Building and Construction — 3.7%
35,967	Fortune Brands Home & Security Inc.	2,350,084
42,300	KB Home	1,449,621
21,048	Vulcan Materials Co.	3,030,702

		6,830,407

	Business Services — 7.5%
32,603	EPR Properties, REIT	2,303,076
87,727	Hudson Pacific Properties Inc., REIT	3,302,922
85,094	Iron Mountain Inc., REIT	2,711,946
34,650	Lamar Advertising Co., Cl. A, REIT	3,092,859
61,416	Quanta Services Inc.	2,500,245

		13,911,048

	Computer Software and Services — 2.5%
16,900	CDK Global Inc.	924,092
5,115	Global Payments Inc.	933,794
104,543	Perspecta Inc.	2,764,117

		4,622,003

	Consumer Products — 1.4%
42,693	Brunswick Corp.	2,560,726

	Consumer Services — 1.0%
26,120	Equity LifeStyle Properties Inc., REIT	1,838,587

	Diversified Industrial — 4.0%
200,609	GrafTech International Ltd.	2,331,077
33,619	ITT Inc.	2,484,780
105,975	nVent Electric plc	2,710,841

		7,526,698

	Electronics — 2.8%
31,078	Agilent Technologies Inc.	2,651,264
37,282	Dolby Laboratories Inc., Cl. A	2,565,002

		5,216,266

	Energy and Utilities — 17.2%
17,790	American Water Works Co. Inc.	2,185,502
36,550	Black Hills Corp.	2,870,637
110,197	Cabot Oil & Gas Corp.	1,918,530
54,239	Delek U.S. Holdings Inc.	1,818,634
29,356	Diamondback Energy Inc.	2,725,998
76,459	EQT Corp.	833,403
65,123	Equitrans Midstream Corp.	870,043
43,422	Evergy Inc.	2,826,338
100,126	MDU Resources Group Inc.	2,974,743
40,206	National Fuel Gas Co.	1,871,187
81,950	NRG Energy Inc.	3,257,513
51,690	OGE Energy Corp.	2,298,654
151,300	Parsley Energy Inc., Cl. A	2,861,083
76,030	PPL Corp.	2,727,956

		32,040,221

	Entertainment — 1.3%
69,742	Cinemark Holdings Inc.	2,360,767

	Equipment and Supplies — 0.9%
33,918	A.O. Smith Corp.	1,615,854

	Financial Services — 18.9%
82,170	Air Lease Corp.	3,904,718

Shares		Market Value

13,597	Ameriprise Financial Inc.	$2,264,988
25,460	Arthur J Gallagher & Co.	2,424,556
122,944	AXA Equitable Holdings Inc.	3,046,552
29,826	BOK Financial Corp.	2,606,792
34,943	Comerica Inc.	2,507,160
36,550	Discover Financial Services	3,100,171
171,435	FNB Corp.	2,177,225
28,510	Lincoln National Corp.	1,682,375
42,200	Popular Inc.	2,479,250
14,034	Reinsurance Group of America Inc.	2,288,384
67,861	Synovus Financial Corp.	2,660,151
91,682	Virtu Financial Inc., Cl. A	1,465,995
41,229	Voya Financial Inc.	2,514,144

		35,122,461

	Food and Beverage — 3.3%
82,111	Conagra Brands Inc.	2,811,481
10,613	Ingredion Inc.	986,478
27,921	Lamb Weston Holdings Inc.	2,402,044

		6,200,003

	Health Care — 8.8%
13,596	Cigna Corp.	2,780,246
35,000	Encompass Health Corp.	2,424,450
94,453	Healthcare Trust of America Inc., Cl. A, REIT	2,860,037
140,509	Sabra Health Care REIT Inc.	2,998,462
19,150	STERIS plc	2,918,843
16,959	Universal Health Services Inc., Cl. B	2,432,938

		16,414,976

	Hotels and Gaming — 6.3%
144,018	Extended Stay America Inc.	2,140,107
17,835	Marriott Vacations Worldwide Corp.	2,296,435
116,973	VICI Properties Inc., REIT	2,988,660
41,670	Wyndham Destinations Inc.	2,153,922
33,627	Wyndham Hotels & Resorts Inc.	2,112,112

		11,691,236

	Machinery — 3.8%
55,852	BWX Technologies Inc.	3,467,292
38,305	Oshkosh Corp.	3,625,568

		7,092,860

	Metals and Mining — 1.7%
29,826	Franco-Nevada Corp.	3,081,026

	Real Estate — 1.3%
48,700	Highwoods Properties Inc., REIT	2,381,917

	Retail — 2.6%
162,333	Brixmor Property Group Inc., REIT	3,508,016
52,050	Tapestry Inc.	1,403,789

		4,911,805

	Semiconductors — 0.5%
38,463	Cypress Semiconductor Corp.	897,342

	Specialty Chemicals — 5.1%
35,277	FMC Corp.	3,521,350
77,784	Huntsman Corp.	1,879,261
94,800	Olin Corp.	1,635,300
32,006	RPM International Inc.	2,456,781

		9,492,692

	TOTAL COMMON STOCKS	183,774,084

1

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	SHORT TERM INVESTMENT — 1.2%
	Other Investment Companies — 1.2%
2,152,730	Fidelity Government Portfolio, Cl. I, 1.490%*	$2,152,730

	TOTAL INVESTMENTS — 100.0% (Cost $157,059,285)	$185,926,814

*	1 day yield as of December 31, 2019.

REIT  Real Estate Investment Trust

2